SEGMENT INFORMATION - Long-Lived Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-Lived Assets [Line Items]
Total long-lived assets	$ 6,097,508	$ 4,840,098	$ 4,302,481
Macau [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	5,366,692	4,503,982	4,301,461
The Philippines [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	728,999	334,827	817
Hong Kong and other foreign countries [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	$ 1,817	$ 1,289	$ 203